CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 41,978	$ 76,528
Restricted cash	0	126
Accounts receivable, net of allowance of $3,300 and $3,237, respectively	1,768	1,388
Prepaid expenses and other current assets	4,038	3,198
Total current assets	47,784	81,240
Property and equipment, net	45,763	47,981
Operating lease right-of-use assets	9,910	8,171
Other non-current assets	5,438	6,463
Total assets	108,895	143,855
Current liabilities
Accounts payable	4,611	9,850
Warrant liabilities	3,604	8,335
Earnout liabilities	504	1,353
Operating lease liabilities	1,985	2,176
Contract liabilities	2,300	1,941
Accrued expenses and other liabilities	6,766	6,417
Total current liabilities	19,770	30,072
Operating lease liabilities	8,366	6,063
Contract liabilities	1,000	1,000
Other non-current liabilities	514	522
Total liabilities	29,650	37,657
Commitments and contingencies (Note 17)
Stockholders' equity
Preferred stock, $0.0001 par value	0	0
Common stock, $0.0001 par value, unlimited shares authorized; 76,078,888 Class A shares issued and outstanding; and 13,582,642 Class B shares issued and outstanding as of June 30, 2023 and 75,612,795 Class A shares issued and outstanding and 13,582,642 Class B shares issued and outstanding as of December 31, 2022	0	0
Treasury stock, at cost: 516,123 shares at June 30, 2023, and 516,123 shares at December 31, 2022	(8,603)	(8,603)
Additional paid-in capital	340,750	337,928
Accumulated other comprehensive loss	(236)	(312)
Accumulated deficit	(252,666)	(222,815)
Total stockholders’ equity	79,245	106,198
Total liabilities, redeemable preferred stock and stockholders’ equity	$ 108,895	$ 143,855